Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2016
Accounts and Notes Receivable, Net [Abstract]
Schedule of accounts and notes receivable and allowance for doubtful accounts

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Accounts receivable	$4,595	$4,707
Less: allowance for doubtful accounts	(352)	(369)
Accounts receivable, net	4,243	4,338
Notes receivable		90
Total accounts and notes receivable	$4,243	$4,428

Schedule of analysis of allowance for the doubtful accounts
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Balance at the beginning of the year	$(369)	$(395)
Bad debt expense	17	26
Write offs	-	-
Balance at the end of the year	$(352)	$(369)